N-2 $ in Millions	May 27, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001504619
Amendment Flag	false
Securities Act File Number	814-00891
Document Type	8-K
Entity Registrant Name	PennantPark Floating Rate Capital Ltd.
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	786
Local Phone Number	297-9500
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On May 27, 2026, PennantPark Floating Rate Capital Ltd. (the “Company”) entered into an underwriting agreement (the “Underwriting Agreement”) by and among the Company, PennantPark Investment Advisers, LLC (the “Adviser”) and Morgan Stanley & Co. LLC, Goldman Sachs & Co. LLC, Keefe, Bruyette & Woods, Inc., RBC Capital Markets, LLC, and UBS Securities LLC as representatives of the several underwriters (collectively, the “Underwriters”), in connection with the issuance and sale (the “Offering”) of $100 million aggregate principal amount of the Company’s 7.375% Notes due 2031 (the “2031 Notes”). The closing of the Offering is expected to occur on June 1, 2026, subject to customary closing conditions. Pursuant to the Underwriting Agreement, the Company has also granted the Underwriters an option to purchase up to an additional $15 million aggregate principal amount of the 2031 Notes within 30 days of May 27, 2026. The Company intends to use the net proceeds from the Offering to repay its outstanding obligations under its revolving credit facility, to invest in new or existing portfolio companies and for general corporate or strategic purposes.
The Underwriting Agreement includes customary representations, warranties, and covenants by the Company and the Adviser. It also provides for customary indemnification by each of the Company, the Adviser, and the Underwriters against certain liabilities and customary contribution provisions in respect of those liabilities.
The 2031 Notes are expected to be listed on the New York Stock Exchange within 30 days of June 1, 2026 and to trade under the trading symbol “PFLA”.
The Offering is being made pursuant to the Company’s effective shelf registration statement on Form
N-2
(Registration
No. 333-279726)
previously filed with the Securities and Exchange Commission, as supplemented by a preliminary prospectus supplement dated May 27, 2026 and a final prospectus supplement to be dated May 27, 2026.
The foregoing description of the Underwriting Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the Underwriting Agreement filed with this report as Exhibit 1.1 and which is incorporated herein by reference.

Long Term Debt, Principal	$ 100
Long Term Debt, Dividends and Covenants [Text Block]	The Underwriting Agreement includes customary representations, warranties, and covenants by the Company and the Adviser. It also provides for customary indemnification by each of the Company, the Adviser, and the Underwriters against certain liabilities and customary contribution provisions in respect of those liabilities.